Eaton Vance

New York Municipal Opportunities Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 93.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.4%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 4/15/32	$245	$326,913

		$326,913

Cogeneration — 0.1%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$120	$121,079

		$121,079

Education — 11.9%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$353,874
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	485,627
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	115,119
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	232,998
Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	162,206
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	987,439
5.00%, 10/1/25	930	1,072,597
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	194,992
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	1,500	1,741,155
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	450	567,481
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29	90	112,549
5.00%, 9/1/34	125	160,691
5.00%, 9/1/35	125	160,429
Series 2021A, 5.00%, 9/1/30	50	63,526
Series 2021A, 5.00%, 9/1/31	90	116,454
Series 2021A, 5.00%, 9/1/32	70	90,343
Series 2021A, 5.00%, 9/1/33	100	128,821
Series 2021B, 5.00%, 9/1/30	225	285,867
Series 2021B, 5.00%, 9/1/31	260	336,422
Series 2021B, 5.00%, 9/1/32	200	258,122
Series 2021B, 5.00%, 9/1/33	225	289,847
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,280,280

Security	Principal Amount (000’s omitted)	Value
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	$330	$365,119
4.00%, 10/15/30	410	473,222
5.00%, 10/15/39	80	93,811

		$10,128,991

Electric Utilities — 6.1%
Long Island Power Authority, NY, Electric System Revenue, 4.00%, 9/1/39	$1,650	$1,975,611
New York Power Authority:
4.00%, 11/15/45	1,890	2,233,583
4.00%, 11/15/50	355	416,966
4.00%, 11/15/55	480	561,259

		$5,187,419

Escrowed/Prerefunded — 2.0%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$1,712,271

		$1,712,271

General Obligations — 3.9%
Hempstead, NY, 4.00%, 6/15/31	$1,090	$1,316,317
New York, NY:
4.00%, 3/1/36	35	41,471
4.00%, 8/1/38	635	746,334
Puerto Rico, 8.00%, 7/1/35	800	712,000
Valley Stream, NY:
2.00%, 5/15/25	235	235,056
2.125%, 5/15/26	240	240,060

		$3,291,238

Hospital — 13.1%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$833,736
Build NYC Resource Corp., NY, (New York Methodist Hospital), Escrowed to Maturity, 5.00%, 7/1/24	400	445,364
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	155,334
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,540,454
4.00%, 11/1/29	1,110	1,221,832
Nassau County Local Economic Assistance and Financing Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,005,370
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	534,380
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/30	625	748,400
5.00%, 7/1/32	640	761,856
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	464,332
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,000	1,164,180

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/23(1)	$400	$431,636
5.00%, 12/1/24(1)	600	670,422
5.00%, 12/1/25(1)	500	567,260
5.00%, 12/1/26(1)	500	599,095

		$11,143,651

Housing — 2.2%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$1,000	$999,770
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	179,550
5.00%, 6/1/25	170	190,417
5.00%, 6/1/26	170	195,757
5.00%, 6/1/27	240	282,655

		$1,848,149

Industrial Development Revenue — 6.5%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$465	$493,644
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	650,844
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,236,404
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	266,123
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,063,770
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	1,170,310
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	630,496

		$5,511,591

Insured-Electric Utilities — 3.0%
Long Island Power Authority, NY, Electric System Revenue, (AGC), 5.25%, 9/1/29	$255	$329,937
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,197,251

		$2,527,188

Insured-General Obligations — 6.6%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,101,190
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/27	765	882,657
Nassau County, NY, (AGM), 4.00%, 4/1/47	590	697,156
Yonkers, NY:
(AGM), 5.00%, 2/15/31	810	1,065,539
Series 2021A, (AGM), 5.00%, 2/15/29	950	1,201,227
Series 2021B, (AGM), 5.00%, 2/15/29	540	684,067

		$5,631,836

Insured-Other Revenue — 0.7%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/30	$500	$638,315

		$638,315

Security	Principal Amount (000’s omitted)	Value
Insured-Solid Waste — 1.2%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$175,245
(AGM), (AMT), 5.00%, 5/1/28	740	884,241

		$1,059,486

Insured-Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, NY:
(AGM), 5.00%, 7/1/29	$125	$148,355
(AGM), 5.00%, 7/1/31	140	166,020

		$314,375

Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$561,611

		$561,611

Other Revenue — 4.3%
Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$744,877
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	1,250	1,633,238
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/30	330	414,503
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/52	750	878,205

		$3,670,823

Senior Living/Life Care — 8.6%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$300	$333,081
5.25%, 11/1/25	750	876,398
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	488,574
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,568,665
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,161,690
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	120	121,690
Westchester County Local Development Corp., NY, (Kendal on Hudson):
4.00%, 1/1/23	175	178,080
5.00%, 1/1/28	1,090	1,132,902
5.00%, 1/1/34	480	497,198
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	340	377,152
5.00%, 7/1/25	260	297,981
5.00%, 7/1/26	290	330,881

		$7,364,292

Solid Waste — 0.7%
Onondaga County Resource Recovery Agency, NY, (AMT), 5.00%, 5/1/25	$540	$609,422

		$609,422

Special Tax Revenue — 8.7%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$100	$123,859

Security	Principal Amount (000’s omitted)	Value
Nassau County Interim Finance Authority, NY, Sales Tax Revenue:
4.00%, 11/15/35	$250	$309,465
5.00%, 11/15/35	250	334,045
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/37	490	532,537
4.00%, 11/1/38	475	560,728
4.00%, 5/1/41	950	1,115,119
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/40	1,000	1,229,850
(AMT), 5.00%, 3/15/30	1,875	2,366,119
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	695	830,608

		$7,402,330

Transportation — 10.9%
Albany County Airport Authority, NY, (AMT), 5.00%, 12/15/25	$500	$580,980
New York Thruway Authority:
5.00%, 1/1/39	95	120,322
5.00%, 1/1/40	905	1,144,517
5.00%, 1/1/51	200	229,906
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	1,000	1,099,320
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	650	757,036
4.00%, 12/1/42	200	231,094
(AMT), 4.00%, 12/1/40	50	57,739
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	871,725
(AMT), 5.00%, 4/1/28	520	638,451
(AMT), 5.00%, 4/1/29	275	343,261
(AMT), 5.00%, 4/1/30	455	565,779
Port Authority of New York and New Jersey:
4.00%, 11/1/41	200	237,162
(AMT), 3.00%, 10/1/28	135	151,045
(AMT), 5.00%, 11/1/30	1,100	1,391,764
(AMT), 5.00%, 10/15/35	740	882,879

		$9,302,980

Water and Sewer — 1.3%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/40	$145	$171,607
5.00%, 6/15/45	325	392,119
5.00%, 6/15/48	440	529,320

		$1,093,046

Total Tax-Exempt Municipal Obligations — 93.3% (identified cost $75,737,273)		$79,447,006

Taxable Municipal Obligations — 3.2%

Security	Principal Amount (000’s omitted)	Value
Education — 1.2%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$996,080

		$996,080

General Obligations — 1.1%
New York, NY, 1.50%, 8/1/28	$1,000	$978,480

		$978,480

Special Tax Revenue — 0.9%
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$745	$738,965

		$738,965

Total Taxable Municipal Obligations — 3.2% (identified cost $2,745,000)		$2,713,525

Miscellaneous — 0.2%

Security	Units	Value
Real Estate — 0.2%
CMS Liquidating Trust(1)(2)(3)	150	$185,249

Total Miscellaneous — 0.2% (identified cost $480,000)		$185,249

Total Investments — 96.7% (identified cost $78,962,273)		$82,345,780

Other Assets, Less Liabilities — 3.3%		$2,787,514

Net Assets — 100.0%		$85,133,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 12.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 9.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $5,226,546 or 6.1% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Obligations	$—	$79,447,006	$—	$79,447,006
Taxable Municipal Obligations	—	2,713,525	—	2,713,525
Miscellaneous	—	—	185,249	185,249
Total Investments	$—	$82,160,531	$185,249	$82,345,780

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.